Consolidated Statements of Comprehensive Income (USD $) In Millions, unless otherwise specified	12 Months Ended
	Sep. 30, 2014	Sep. 30, 2013	Sep. 30, 2012
Statement of Comprehensive Income [Abstract]
Net Income	$ 1,185	$ 1,293	$ 1,170
Other Comprehensive Income (Loss), Net of Tax
Foreign currency translation adjustments	(344)	23	(18)
Defined benefit pension and postretirement plans	(147)	257	(118)
Unrealized gains (losses) on cash flow hedges, net of amounts realized	5	7	5
Other Comprehensive Income (Loss), Net of Tax	(486)	286	(132)
Comprehensive Income	$ 699	$ 1,579	$ 1,038